Organization and Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies
Net income tax benefit	$ (123.2)	$ (93.4)	$ (70.6)
Negative adjustment to valuation allowance against certain U.K. deferred tax assets	(3.2)	1.4	12.1
Contracts in Transit
Contracts in transit, included in accounts receivable	251.6	231.5
Impairment Testing
Number of reportable Segments	2
Number of geographical reporting units for the purpose of goodwill impairment testing	4
Number of geographic reporting units	2
Investments
Net book value of investments	346.9	303.2
Fair Value of Financial Instruments
Debt instrument, Carrying Value	1,083.2	936.6
Minimum
Significant Accounting Policies
Ownership interest in the voting stock of the affiliate (as a percent)	20.00%
Minimum | Property and equipment other than leasehold improvements
Property and Equipment
Useful life of property and equipment	3 years
Minimum | Car rental fleet vehicles
Property and Equipment
Useful life of property and equipment	12 months
Maximum
Significant Accounting Policies
Ownership interest in the voting stock of the affiliate (as a percent)	50.00%
Maximum | Property and equipment other than leasehold improvements
Property and Equipment
Useful life of property and equipment	15 years
Maximum | Leasehold improvements and equipment under capital lease
Property and Equipment
Useful life of property and equipment	40 years
Maximum | Car rental fleet vehicles
Property and Equipment
Useful life of property and equipment	24 months
UK
Significant Accounting Policies
Net income tax benefit			11.0
Positive adjustment primarily from the release of amounts previously recorded in the U.K. as uncertain tax positions			17.0
Negative adjustment to valuation allowance against certain U.K. deferred tax assets			6.0
7.75% Notes
Significant Accounting Policies
Pre-tax costs associated with the repurchase and redemption of senior subordinated notes		17.8
Principal amount redeemed		375.0
Interest rate (as a percent)	7.75%	7.75%	7.75%
5.75% senior subordinated notes due 2022
Significant Accounting Policies
Interest rate (as a percent)	5.75%	5.75%	5.75%
Fair Value of Financial Instruments
Debt instrument, Carrying Value	550.0	550.0
5.75% senior subordinated notes due 2022 | Level 2
Fair Value of Financial Instruments
Debt instrument, Carrying Value	550.0	550.0
Debt instrument, Fair Value	565.1	563.8
Mortgage facilities
Fair Value of Financial Instruments
Debt instrument, Carrying Value	118.6	104.0
Mortgage facilities | Level 2
Fair Value of Financial Instruments
Debt instrument, Carrying Value	118.6	104.0
Debt instrument, Fair Value	$ 117.0	$ 105.5